Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation Expense by Form of Award
The Company’s stock-based compensation expense by form of award, including stock-based compensation recorded in discontinued operations related to Vertex Aerospace and NSS, is presented in the table below.

	Year Ended December 31,
	2017	2016	2015
	(in millions)
Stock options	$7	$10	$9
Restricted stock units	43	35	38
Performance units	7	4	2
Total before income taxes	57	49	49
Income taxes	(12)	(18)	(18)
Total after income taxes	45	31	31
Less: Stock-based compensation recorded in discontinued operations, net of income taxes	1	1	1
Stock-based compensation recorded in continuing operations, net of income taxes	$44	$30	$30

Company's Stock Option Activity and Changes
The table below presents a summary of the Company’s stock option activity at December 31, 2017 and changes during the year then ended.

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
	(in thousands)		(in years)	(in millions)
Number of shares under option:
Outstanding at January 1, 2017	2,847.5	$99.54	6.1	$150
Options granted	470.5	174.53
Options exercised	(521.3)	90.13
Options forfeited	(97.8)	120.59
Outstanding at December 31, 2017	2,698.9	$113.67	5.7	$227
Vested and expected to vest at December 31, 2017(1)	2,582.5	$110.21	5.5	$226
Exercisable at December 31, 2017	1,762.4	$95.80	4.5	$180
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(1)	Represents outstanding options reduced by expected forfeitures for options not fully vested.

Weighted Average Assumptions in Valuation Model
The weighted average assumptions used in the valuation model are presented in the table below.

	2017 Grants	2016 Grants	2015 Grants
Expected holding period (in years)	5.2	5.0	5.0
Expected volatility	19.9%	21.3%	21.4%
Expected dividend yield	2.0%	2.8%	2.4%
Risk-free interest rate	2.0%	1.1%	1.5%

Company's Nonvested Restricted Stock Unit Awards and Changes
The table below presents a summary of the Company’s nonvested restricted stock unit awards at December 31, 2017 and changes during the year then ended.

	Number of Shares	Weighted Average Grant Date Fair Value
	(in thousands)
Nonvested balance at January 1, 2017	977.9	$119.55
Granted	305.6	169.23
Vested	(318.4)	114.46
Forfeited	(62.4)	134.56
Nonvested balance at December 31, 2017	902.7	$137.12

Company's Performance Unit Awards Based on Expected Performance
The table below presents a summary of the Company’s performance unit awards based on expected performance at December 31, 2017 and changes during the year then ended.

	Payable in Shares (EPS)
	Number of Units	Weighted Average Grant Date Fair Value
	(in thousands)
Outstanding at January 1, 2017	124.7	$120.83
Granted	33.9	168.80
Increase due to expected performance	29.7	146.89
Vested	(48.4)	129.03
Forfeited	(7.8)	121.06
Outstanding at December 31, 2017	132.1	$135.99